Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Revenues
Member electric sales	$ 271,769				$ 267,539					$ 1,125,699	$ 1,101,471	$ 1,091,103
Non-member electric sales	30,122				35,063					120,234	197,497	172,102
Other	21,571				25,789					89,515	96,123	77,958
Total revenues	323,462	$ 313,042	$ 388,102	$ 305,913	328,391	$ 322,126	$ 396,479	$ 327,288	$ 349,198	1,335,448	1,395,091	1,341,163
Operating expenses
Purchased power	71,035				73,137					305,045	327,445	322,059
Fuel	60,990				61,275					231,537	293,033	287,647
Production	50,982				53,520					235,398	229,933	209,816
Transmission	36,460				37,099					153,443	145,396	138,684
General and administrative	5,110				6,151					24,708	28,591	24,325
Depreciation and amortization	38,903				34,978					152,718	128,712	121,818
Coal mining	8,273				8,827					36,130	40,849	29,889
Other	5,330				4,020					18,500	19,255	18,337
Operating expenses	277,083				279,007					1,157,479	1,213,214	1,152,575
Operating margins	46,379	8,623	81,412	38,550	49,384	24,524	69,603	34,098	53,652	177,969	181,877	188,588
Other income
Interest Income	1,074				1,083					4,355	11,076	17,288
Capital credits from cooperatives	4,511				4,294					9,189	8,684	10,922
Other income	1,041				1,348					3,981	3,573	3,344
Total other income	6,626				6,725					17,525	23,333	31,554
Interest expense, net of amounts capitalized	35,420				36,163					142,570	142,357	149,463
Income taxes	0				0					0	0	0
Net margins including noncontrolling interest	17,585				19,946					52,924	62,853	70,679
Net loss attributable to noncontrolling interest	(52)				180					489	1,383	2,233
Net margins attributable to the Association	$ 17,533	$ (21,299)	$ 48,302	$ 6,284	$ 20,126	$ (4,099)	$ 40,451	$ 3,373	$ 24,511	$ 53,413	$ 64,236	$ 72,912